Investment Strategy	Jul. 02, 2026
NestYield Total Return Guard ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	Additionally, the Fund will maintain an allocation to cash or U.S. Treasuries overseen by the Adviser, not exceeding twenty percent of its total assets.
NestYield Dynamic Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	Additionally, the Fund will maintain an allocation to cash or U.S. Treasuries overseen by the Adviser, not exceeding twenty percent of its total assets.
NestYield Visionary ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	Additionally, the Fund will maintain an allocation to cash or U.S. Treasuries overseen by the Adviser, not exceeding twenty percent of its total assets.